Label	Element	Value
Pacer Swan SOS Flex (April) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.80%
Pacer Swan SOS Flex (April) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)
Pacer Swan SOS Flex (April) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $313.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $418.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)
Pacer Swan SOS Flex (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $609.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)